Accumulated Other Comprehensive Income and Other Components of Equity - Summary of Other Components of Equity (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Miscellaneous equity [abstract]
Treasury stock	₩ (853,108)	₩ (859,789)
Loss on disposal of treasury stock	873	607
Share-based payments	6,483	5,762
Others	(359,550)	(364,514)
Total	₩ (1,205,302)	₩ (1,217,934)